STOCK OPTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF ESTIMATED FAIR VALUE OF OPTIONS GRANTED

The fair value of options granted during 2024 was estimated at the dates of grant using the Black-Scholes option pricing model. The following are the data and assumptions used:

2024

Dividend yield	0
Expected volatility (%) (*)	122%
Risk-free interest rate (%) (**)	4.36%
Expected term of options (years) (***)	5.99
Exercise price (US dollars)	0.22
Share price (US dollars)	0.22
Fair value (US dollars)	2

(*)	The expected volatility was based on the historical volatility of the share price of the Company.

(**)	The risk-free interest rate represented the risk-free rate of $ zero – coupon US Government Loans.

(***)	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the “simplified method”.

SCHEDULE OF STOCK OPTION ACTIVITY

The following table presents the Company’s stock option activity for employees and directors of the Company for the three months ended June 30, 2025:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2024	29,217	15.38
Granted	-	-
Exercised	-	-
Forfeited or expired	(1,294)	24.14
Outstanding at June 30, 2025	27,923	14.97
Number of options exercisable at June 30, 2025	21,256	19.67

The following table presents the Company’s stock option activity for employees and directors of the Company for the year ended December 31, 2024 and 2023:

	Number of Options	Weighted Average Exercise Price

Outstanding at December 31,2022	33,533	21.00
Granted	-	-
Exercised	-	-
Forfeited	(6,015)	8.75
Expired	-	-
Outstanding at December 31,2023	27,518	23.69
Granted	10,000	0.22
Exercised	-	-
Forfeited	(817)	26.46
Expired	(7,484)	24.46
Outstanding on December 31, 2024	29,217	15.38
Number of options exercisable on December 31, 2024	19,217	23.38